Deferred Revenue - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Revenue [Line Items]
Non-refundable prepaid service fees received from customers	¥ 24,654	¥ 22,316
Unredeemed Point Awards [Member]
Disclosure Of Deferred Revenue [Line Items]
Transaction price allocated to performance obligation	40,005	25,754
Unused Data Traffic [Member]
Disclosure Of Deferred Revenue [Line Items]
Transaction price allocated to performance obligation	¥ 11,156	¥ 7,853